3. Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2019	December 31, 2018
Warehouse	$3,789,773	$3,765,481
Land	731,515	731,515
Building Improvement	250,276	32,745
Furniture and fixture	28,811	16,677
Equipment	123,551	5,057
Software	5,984	5,057
Total cost	4,929,910	4,609,671
Less accumulated depreciation	(195,271)	(31,536)
Property and equipment, net	$4,734,639	$4,578,135

	December 31, 2018	December 31, 2017
Warehouse	$3,789,773	$–
Land	731,515	–
Building Improvement	34,000	–
Construction in progress	31,677	–
Furniture and fixtures	16,677	8,850
Equipment	6,029	1,029
Total cost	4,609,671	9,879
Less accumulated depreciation	(31,536)	(3,543)
Property and equipment, net	$4,578,135	$6,336